BASIS OF PRESENTATION (Detail Textuals)		12 Months Ended
	May 02, 2018	Dec. 31, 2018	Dec. 31, 2017
Emerald Health Therapeutics Canada Inc. ("EHTC")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Emerald Health Therapeutics Canada Inc. ("EHTC") | Pure Sunfarms Corp. ("Pure Sunfarms")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Emerald Health Therapeutics Canada Inc. ("EHTC") | Avalite Sciences Inc. ("Avalite")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Verdelite Sciences Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%